NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Schedule of the Calculation of the Net Loss per Share
The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2010	2011	2012
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders (numerator)	$(4,917)	$(9,596)	$(32,728)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	131,252,115	129,537,955	124,269,245
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted (i)	131,252,115	129,537,955	124,269,245
Net loss per ordinary share-basic	$(0.04)	$(0.07)	$(0.26)
Net loss per ordinary share-diluted	(0.04)	(0.07)	(0.26)

(i)

The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2010, 2011 and 2012, as their effects would have been anti- dilutive. For the year 2010, 2011 and 2012, such outstanding securities consisted of weighted average share options of 14,408,559, 15,269,198 and 15,747,929, respectively.